Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax
11.	Income Tax

The components of the provision for income taxes were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Current	1,652	2,297	1,340
Deferred	(1,027)	(1,516)	330

Income tax expense	625	781	1,670

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net income before income tax expenses	139,767	98,137	94,614
Net income not subject to taxes	(148,118)	(205,363)	(138,951)

Net loss subject to taxes	(8,351)	(107,226)	(44,337)

At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	731	(30,548)	(14,115)
Adjustments to valuation allowance and uncertain tax position	(3,352)	25,361	19,980
Permanent and currency differences	(2,069)	(2,540)	(4,195)
Change in tax rate	5,315	8,508	—

Tax expense charge related to the current year	625	781	1,670

The significant components of the Partnership’s deferred tax assets (liabilities) included in other assets were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Derivative instruments	50,669	59,724
Taxation loss carryforwards	40,762	35,554
Vessels and equipment	3,150	2,178
Capitalized interest	(2,784)	(3,123)

	91,797	94,333
Valuation allowance	(85,884)	(89,236)

Net deferred tax assets	5,913	5,097

The Partnership had tax losses in the United Kingdom (or UK) of $23.0 million as at December 31, 2012 that are available indefinitely for offset against future taxable income in the UK. The Partnership had tax losses in Spain of 139.4 million Euros (approximately $184.0 million) as at December 31, 2012 that are available to be carried forward for 15 years for offset against future taxable income in Spain. The Partnership also had tax losses in Luxembourg of 78.9 million Euros (approximately $104.0 million) as at December 31, 2012 that are available indefinitely for offset against taxable future income in Luxembourg. Certain of the balances in the comparative columns above have been adjusted with no impact on the amount of the net deferred tax assets.

As of December 31, 2007, the Partnership had unrecognized tax benefits of 3.4 million Euros (approximately $5.4 million) relating to a re-investment tax credit related to a 2005 annual tax filing. During the third quarter of 2008, the Partnership received the refund on the re-investment tax credit and met the more-likely-than-not recognition threshold. As a result, the Partnership reflected this refund as a credit to equity as the original vessel sale transaction was a related party transaction reflected in equity. In 2009, the relevant tax authorities subsequently challenged the eligibility of the re-investment tax credit and, as a result, the Partnership believed the more-likely-than-not threshold was no longer met and recognized a liability of 3.4 million Euros (approximately $4.7 million) and reversed the benefit of the refund against equity as of December 31, 2009. As at December 31, 2011, a liability of 4.2 million Euros (approximately $5.5 million) relating to the re-investment tax credit is included in other long-term liabilities. In 2012, the relevant tax authorities accepted the Partnership’s claim on its re-investment tax credit and thus the Partnership no longer has any tax liability related to the reinvestment tax credit as of December 31, 2012 and the credit is reflected in the Partnership’s equity for 2012.

The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense. During the years ended December 31, 2012, 2011 and 2009, the Partnership incurred nil, $0.3 million and $1.0 million, respectively, of accrued interest and penalties relating to income taxes. The tax years 2006 through 2012 currently remain open to examination by the major tax jurisdictions to which the Partnership is subject.